Financial Risk Management - Summary of Cash, Cash Equivalents and Interest-Bearing Securities (Detail) - SEK (kr) kr in Billions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Cash and Cash Equivalents and Interest Bearing Securities [Line Items]
Banks	kr 32.6
Type of issuer/counterpart Governments	18.5
Corporates	2.2
Mortgage institutes	15.7
2017/2018	69.0	kr 67.7
Maturity within 3 months [member]
Disclosure of Cash and Cash Equivalents and Interest Bearing Securities [Line Items]
Banks	32.2
Type of issuer/counterpart Governments	7.6
Corporates	2.2
Mortgage institutes	0.0
2017/2018	42.0	36.4
Maturity between 3 and 12 months [member]
Disclosure of Cash and Cash Equivalents and Interest Bearing Securities [Line Items]
Banks	0.4
Type of issuer/counterpart Governments	2.3
Corporates	0.0
Mortgage institutes	0.2
2017/2018	2.9	1.2
Later than one year and not later than five years [member]
Disclosure of Cash and Cash Equivalents and Interest Bearing Securities [Line Items]
Banks	0.0
Type of issuer/counterpart Governments	7.7
Corporates	0.0
Mortgage institutes	15.2
2017/2018	22.9	28.4
2024 and later [member]
Disclosure of Cash and Cash Equivalents and Interest Bearing Securities [Line Items]
Banks	0.0
Type of issuer/counterpart Governments	0.9
Corporates	0.0
Mortgage institutes	0.3
2017/2018	kr 1.2	kr 1.7